Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Beginning Balance at Dec. 31, 2017	$ 88,452	$ 979	$ 4,103	$ (8,225)	$ 91,595
Beginning Balance (in shares) at Dec. 31, 2017		4,894,705
Net income	6,673				6,673
Dividends paid	(4,706)				(4,706)
Options exercised	27		27
Options exercised (in shares)		2,325
Restricted stock granted		$ 2	(2)
Restricted stock granted (in shares)		7,500
Stock compensation expense	170		170
Other comprehensive income (loss), net	(6,750)			(6,750)
Ending Balance at Dec. 31, 2018	83,866	$ 981	4,298	(14,975)	93,562
Ending Balance (in shares) at Dec. 31, 2018		4,904,530
Net income	5,902				5,902
Dividends paid	(4,874)				(4,874)
Common stock issued in connection with acquisition	13,557	$ 133	13,424
Common stock issued in connection with acquisition, shares		666,101
Restricted stock granted		$ 2	(2)
Restricted stock granted (in shares)		7,500
Stock compensation expense	163		163
Other comprehensive income (loss), net	14,186			14,186
Ending Balance at Dec. 31, 2019	112,800	$ 1,116	17,883	(789)	94,590
Ending Balance (in shares) at Dec. 31, 2019		5,578,131
Net income	6,931				6,931
Dividends paid	(5,363)				(5,363)
Options exercised	86	$ 1	85
Options exercised (in shares)		5,189
Restricted stock granted		$ 2	(2)
Restricted stock granted (in shares)		8,250
Restricted stock forfeited		$ (1)	1
Restricted stock forfeited (in shares)		(4,500)
Stock compensation expense	167		167
Other comprehensive income (loss), net	4,927			4,927
Ending Balance at Dec. 31, 2020	$ 119,548	$ 1,118	$ 18,134	$ 4,138	$ 96,158
Ending Balance (in shares) at Dec. 31, 2020		5,587,070